Tax-Managed Growth Portfolio
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)(1)	160,196	$ 30,706,369
General Dynamics Corp.	37,550	8,297,424
Lockheed Martin Corp.	18,733	7,661,048
Northrop Grumman Corp.	16,117	7,094,542
RTX Corp.	126,984	9,139,038
		$ 62,898,421
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	80,986	$ 6,975,324
FedEx Corp.	76,559	20,282,010
United Parcel Service, Inc., Class B	127,908	19,937,020
		$ 47,194,354
Automobile Components — 0.2%
Aptiv PLC(1)	89,316	$ 8,805,664
		$ 8,805,664
Automobiles — 0.4%
Tesla, Inc.(1)	67,031	$ 16,772,497
		$ 16,772,497
Banks — 2.9%
Bank of America Corp.	478,599	$ 13,104,041
Fifth Third Bancorp	491,355	12,446,022
JPMorgan Chase & Co.	514,622	74,630,482
PNC Financial Services Group, Inc. (The)	15,834	1,943,940
Regions Financial Corp.	261,997	4,506,348
Truist Financial Corp.	311,559	8,913,703
U.S. Bancorp	76,801	2,539,041
Wells Fargo & Co.	446,596	18,247,913
		$ 136,331,490
Beverages — 1.9%
Coca-Cola Co. (The)	455,199	$ 25,482,040
Constellation Brands, Inc., Class A	56,905	14,301,934
Monster Beverage Corp.(1)	142,992	7,571,426
PepsiCo, Inc.	228,875	38,780,580
		$ 86,135,980
Biotechnology — 2.6%
AbbVie, Inc.	193,103	$ 28,783,933
Amgen, Inc.	97,100	26,096,596
Security	Shares	Value
Biotechnology (continued)
Argenx SE ADR(1)	43,298	$ 21,286,596
Biogen, Inc.(1)	7,070	1,817,061
Gilead Sciences, Inc.	193,738	14,518,726
Vertex Pharmaceuticals, Inc.(1)	78,684	27,361,574
		$ 119,864,486
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	1,372,000	$ 174,408,640
		$ 174,408,640
Building Products — 0.4%
Carrier Global Corp.	189,214	$ 10,444,613
Johnson Controls International PLC	160,853	8,558,988
		$ 19,003,601
Capital Markets — 3.5%
Ameriprise Financial, Inc.	30,879	$ 10,180,189
Bank of New York Mellon Corp. (The)	149,031	6,356,172
BlackRock, Inc.	7,289	4,712,266
Cboe Global Markets, Inc.	75,857	11,849,622
Charles Schwab Corp. (The)	371,381	20,388,817
CME Group, Inc.	36,417	7,291,412
Goldman Sachs Group, Inc. (The)	128,899	41,707,849
Intercontinental Exchange, Inc.	60,970	6,707,919
LPL Financial Holdings, Inc.	33,113	7,869,304
Moody's Corp.	66,944	21,165,685
S&P Global, Inc.	32,008	11,696,043
T. Rowe Price Group, Inc.	105,316	11,044,489
		$ 160,969,767
Chemicals — 1.6%
Air Products and Chemicals, Inc.	2,258	$ 639,917
Corteva, Inc.	18,814	962,524
Dow, Inc.	18,955	977,320
DuPont de Nemours, Inc.	142,744	10,647,275
Ecolab, Inc.	110,020	18,637,388
Linde PLC	58,347	21,725,506
PPG Industries, Inc.	89,144	11,570,891
Sherwin-Williams Co. (The)	32,982	8,412,059
		$ 73,572,880
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	57,850	$ 7,769,255
Waste Management, Inc.	108,692	16,569,009
		$ 24,338,264

Tax-Managed Growth Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	153,507	$ 28,234,542
Cisco Systems, Inc.	517,461	27,818,703
Motorola Solutions, Inc.	2,673	727,698
		$ 56,780,943
Consumer Finance — 0.7%
American Express Co.	121,531	$ 18,131,210
Capital One Financial Corp.	15,163	1,471,569
Discover Financial Services	144,856	12,548,875
		$ 32,151,654
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	113,479	$ 64,111,096
Kroger Co. (The)	35,353	1,582,046
Sprouts Farmers Market, Inc.(1)	182,261	7,800,771
Sysco Corp.	155,777	10,289,071
Walgreens Boots Alliance, Inc.	66,946	1,488,879
		$ 85,271,863
Electric Utilities — 0.6%
Duke Energy Corp.	152,233	$ 13,436,084
Edison International	197,713	12,513,256
		$ 25,949,340
Electrical Equipment — 1.0%
AMETEK, Inc.	23,362	$ 3,451,969
Eaton Corp. PLC	8,651	1,845,086
Emerson Electric Co.	269,079	25,984,959
Rockwell Automation, Inc.	50,722	14,499,898
		$ 45,781,912
Energy Equipment & Services — 0.4%
Halliburton Co.	166,374	$ 6,738,147
Schlumberger NV	206,344	12,029,855
		$ 18,768,002
Entertainment — 1.9%
Activision Blizzard, Inc.	79,304	$ 7,425,234
Netflix, Inc.(1)	102,984	38,886,758
Walt Disney Co. (The)(1)	534,448	43,317,010
		$ 89,629,002
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class A(1)	84	$ 44,644,068
Berkshire Hathaway, Inc., Class B(1)	224,230	78,547,769
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	36,635	$ 14,504,163
PayPal Holdings, Inc.(1)	146,905	8,588,066
Visa, Inc., Class A	212,810	48,948,428
		$ 195,232,494
Food Products — 1.1%
Conagra Brands, Inc.	127,385	$ 3,492,897
Flowers Foods, Inc.	147,169	3,264,209
General Mills, Inc.	15,587	997,412
Hershey Co. (The)	47,710	9,545,817
Lamb Weston Holdings, Inc.	73,135	6,762,062
McCormick & Co., Inc., Non Voting Shares	96,258	7,280,955
Mondelez International, Inc., Class A	142,261	9,872,913
Nestle S.A.	94,686	10,718,076
		$ 51,934,341
Ground Transportation — 1.2%
CSX Corp.	52,770	$ 1,622,678
Norfolk Southern Corp.	65,062	12,812,660
Uber Technologies, Inc.(1)	213,498	9,818,773
Union Pacific Corp.	148,572	30,253,716
		$ 54,507,827
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	260,303	$ 25,210,346
Becton Dickinson & Co.	8,470	2,189,749
Boston Scientific Corp.(1)	289,826	15,302,813
Dexcom, Inc.(1)	153,683	14,338,624
GE HealthCare Technologies, Inc.	135,517	9,220,577
Intuitive Surgical, Inc.(1)	101,205	29,581,209
Medtronic PLC	110,455	8,655,254
Stryker Corp.	72,313	19,760,973
Zimmer Biomet Holdings, Inc.	77,057	8,647,336
		$ 132,906,881
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	14,717	$ 1,277,730
CVS Health Corp.	168,934	11,794,972
DaVita, Inc.(1)	135,077	12,768,829
Elevance Health, Inc.	29,512	12,850,115
HCA Healthcare, Inc.	64,083	15,763,136
UnitedHealth Group, Inc.	123,171	62,101,587
		$ 116,556,369
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(1)	63,500	$ 8,712,835

Tax-Managed Growth Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.(1)	15,067	$ 46,465,875
Chipotle Mexican Grill, Inc.(1)	3,990	7,309,002
Marriott International, Inc., Class A	46,029	9,047,460
McDonald's Corp.	5,400	1,422,576
Starbucks Corp.	418,945	38,237,110
Yum! Brands, Inc.	79,662	9,952,970
		$ 121,147,828
Household Products — 1.4%
Colgate-Palmolive Co.	397,371	$ 28,257,052
Kimberly-Clark Corp.	20,354	2,459,781
Procter & Gamble Co. (The)	220,699	32,191,156
		$ 62,907,989
Industrial Conglomerates — 0.5%
General Electric Co.	163,119	$ 18,032,805
Honeywell International, Inc.	22,939	4,237,751
		$ 22,270,556
Industrial REITs — 0.1%
EastGroup Properties, Inc.	25,000	$ 4,163,250
		$ 4,163,250
Insurance — 1.6%
Aflac, Inc.	154,400	$ 11,850,200
Aon PLC, Class A, Class A	27,135	8,797,710
Arthur J. Gallagher & Co.	47,054	10,725,018
Markel Group, Inc.(1)	6,362	9,367,981
Marsh & McLennan Cos., Inc.	46,353	8,820,976
Progressive Corp. (The)	151,029	21,038,340
Travelers Cos., Inc. (The)	20,353	3,323,848
		$ 73,924,073
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A(1)	897,034	$ 117,385,869
Alphabet, Inc., Class C(1)	980,031	129,217,088
Meta Platforms, Inc., Class A(1)	383,462	115,119,127
		$ 361,722,084
IT Services — 1.7%
Accenture PLC, Class A	155,875	$ 47,870,771
Akamai Technologies, Inc.(1)	147,626	15,728,074
International Business Machines Corp.	92,900	13,033,870
		$ 76,632,715
Security	Shares	Value
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	151,400	$ 16,929,548
Danaher Corp.	170,507	42,302,787
Illumina, Inc.(1)	10,000	1,372,800
		$ 60,605,135
Machinery — 2.3%
Caterpillar, Inc.	56,089	$ 15,312,297
Deere & Co.	32,269	12,177,675
Donaldson Co., Inc.	89,373	5,330,206
Dover Corp.	97,408	13,589,390
Illinois Tool Works, Inc.	143,086	32,954,137
Otis Worldwide Corp.	68,364	5,490,313
PACCAR, Inc.	28,969	2,462,944
Parker-Hannifin Corp.	16,957	6,605,090
Snap-on, Inc.	14,911	3,803,200
Westinghouse Air Brake Technologies Corp.	77,029	8,185,872
		$ 105,911,124
Media — 0.2%
Comcast Corp., Class A	218,452	$ 9,686,162
		$ 9,686,162
Metals & Mining — 0.1%
Nucor Corp.	35,624	$ 5,569,812
		$ 5,569,812
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	50,472	$ 4,316,870
Dominion Energy, Inc.	119,000	5,315,730
		$ 9,632,600
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.(1)	328,489	$ 8,337,051
Cheniere Energy, Inc.	149,498	24,810,688
ConocoPhillips	285,715	34,228,657
Devon Energy Corp.	33,163	1,581,875
EOG Resources, Inc.	16,793	2,128,681
Exxon Mobil Corp.	686,802	80,754,179
Hess Corp.	20,651	3,159,603
Marathon Petroleum Corp.	69,480	10,515,103
Murphy Oil Corp.	41,407	1,877,808
Phillips 66	51,867	6,231,820
		$ 173,625,465
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	26,451	$ 3,823,492

Tax-Managed Growth Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products (continued)
Kenvue, Inc.	327,541	$ 6,577,023
		$ 10,400,515
Pharmaceuticals — 4.6%
AstraZeneca PLC ADR	182,272	$ 12,343,460
Bristol-Myers Squibb Co.	143,581	8,333,441
Catalent, Inc.(1)	45,943	2,091,785
Eli Lilly & Co.	171,783	92,269,803
Johnson & Johnson	267,485	41,660,789
Merck & Co., Inc.	215,040	22,138,368
Pfizer, Inc.	311,715	10,339,586
Zoetis, Inc.	142,003	24,705,682
		$ 213,882,914
Professional Services — 1.0%
ASGN, Inc.(1)	59,571	$ 4,865,759
Automatic Data Processing, Inc.	68,245	16,418,382
Jacobs Solutions, Inc.	56,851	7,760,162
Paycom Software, Inc.	26,230	6,800,652
Verisk Analytics, Inc.	46,792	11,054,142
		$ 46,899,097
Residential REITs — 0.1%
Invitation Homes, Inc.	156,000	$ 4,943,640
		$ 4,943,640
Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices, Inc.	133,698	$ 23,409,183
Applied Materials, Inc.	187,182	25,915,348
Broadcom, Inc.	24,966	20,736,260
Intel Corp.	691,483	24,582,221
Lam Research Corp.	25,000	15,669,250
Marvell Technology, Inc.	95,391	5,163,515
NVIDIA Corp.	302,592	131,624,494
ON Semiconductor Corp.(1)	203,500	18,915,325
QUALCOMM, Inc.	314,846	34,966,797
Texas Instruments, Inc.	158,452	25,195,452
		$ 326,177,845
Software — 10.9%
Adobe, Inc.(1)	80,840	$ 41,220,316
Cadence Design Systems, Inc.(1)	83,984	19,677,451
Check Point Software Technologies, Ltd.(1)	56,152	7,483,939
Fortinet, Inc.(1)	206,000	12,088,080
Intuit, Inc.	46,644	23,832,285
Microsoft Corp.	887,192	280,130,874
Security	Shares	Value
Software (continued)
Oracle Corp.	80,569	$ 8,533,869
Palo Alto Networks, Inc.(1)	153,052	35,881,511
Salesforce, Inc.(1)	112,456	22,803,828
ServiceNow, Inc.(1)	67,266	37,599,003
Splunk, Inc.(1)	22,755	3,327,919
Workday, Inc., Class A(1)	54,405	11,688,914
		$ 504,267,989
Specialized REITs — 0.3%
American Tower Corp.	10,718	$ 1,762,575
Public Storage	51,744	13,635,579
		$ 15,398,154
Specialty Retail — 2.5%
Best Buy Co., Inc.	72,849	$ 5,060,820
Lowe's Cos., Inc.	212,443	44,154,153
O'Reilly Automotive, Inc.(1)	14,850	13,496,571
Ross Stores, Inc.	141,093	15,936,455
TJX Cos., Inc. (The)	219,657	19,523,114
Tractor Supply Co.	50,157	10,184,379
Ulta Beauty, Inc.(1)	17,591	7,026,725
		$ 115,382,217
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	1,986,542	$ 340,115,856
		$ 340,115,856
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	424,913	$ 40,630,181
		$ 40,630,181
Tobacco — 0.5%
Altria Group, Inc.	157,274	$ 6,613,372
Philip Morris International, Inc.	162,661	15,059,155
		$ 21,672,527
Total Common Stocks (identified cost $1,657,976,458)		$4,563,336,400

Tax-Managed Growth Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	6,890,153	$ 6,890,153
Total Short-Term Investments (identified cost $6,890,153)		$ 6,890,153
Total Investments — 98.9% (identified cost $1,664,866,611)		$4,570,226,553
Other Assets, Less Liabilities — 1.1%		$ 49,866,165
Net Assets — 100.0%		$4,620,092,718
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Affiliated Investments
At September 30, 2023, the value of the Portfolio's investment in affiliated issuers and funds that may be deemed to be affiliated was $6,890,153, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$90,143,050	$ —	$(96,092,054)	$8,727,060	$(2,778,056)	$ —	$189,077	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	170,972,940	244,220,889	(408,303,676)	—	—	6,890,153	1,207,286	6,890,153
Total				$8,727,060	$(2,778,056)	$6,890,153	$1,396,363
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 461,037,248	$ —	$ —	$ 461,037,248

Tax-Managed Growth Portfolio
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 477,147,027	$ —	$ —	$ 477,147,027
Consumer Staples	307,605,139	10,718,076	—	318,323,215
Energy	192,393,467	—	—	192,393,467
Financials	598,609,478	—	—	598,609,478
Health Care	643,815,785	—	—	643,815,785
Industrials	428,805,156	—	—	428,805,156
Information Technology	1,303,975,348	—	—	1,303,975,348
Materials	79,142,692	—	—	79,142,692
Real Estate	24,505,044	—	—	24,505,044
Utilities	35,581,940	—	—	35,581,940
Total Common Stocks	$4,552,618,324	$10,718,076*	$ —	$4,563,336,400
Short-Term Investments	$ 6,890,153	$ —	$ —	$ 6,890,153
Total Investments	$4,559,508,477	$10,718,076	$ —	$4,570,226,553
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.